9 Revenue from sales and energy purchases (Details 1) $ in Millions		12 Months Ended
		Dec. 31, 2020 ARS ($) MWh	Dec. 31, 2019 ARS ($) MWh	Dec. 31, 2018 ARS ($) MWh
Disclosure of information about activities subject to rate regulation [line items]
Total - Revenue		$ 91,316	$ 122,437	$ 117,120
T1 (small demand segment) [member]
Disclosure of information about activities subject to rate regulation [line items]
Sale of energy | MWh		11,600,000	10,768,000	11,482,000
Total - Revenue		$ 57,356	$ 72,579	$ 78,952
T2 (medium demand segment) [member]
Disclosure of information about activities subject to rate regulation [line items]
Sale of energy | MWh		1,341,000	1,549,000	1,668,000
Total - Revenue		$ 10,544	$ 15,975	$ 12,658
T3 (large demand segment) [member]
Disclosure of information about activities subject to rate regulation [line items]
Sale of energy | MWh		3,210,000	3,503,000	3,646,000
Total - Revenue		$ 19,830	$ 31,947	$ 23,579
Other demand segment [member]
Disclosure of information about activities subject to rate regulation [line items]
Sale of energy | MWh		4,028,000	4,154,000	4,376,000
Total - Revenue		$ 3,112	$ 1,431	$ 1,379
Subtotal - Sales of electricity [member]
Disclosure of information about activities subject to rate regulation [line items]
Sale of energy | MWh		20,179,000	19,974,000	21,172,000
Total - Revenue		$ 90,842	$ 121,932	$ 116,568
Right of use of poles [member]
Disclosure of information about activities subject to rate regulation [line items]
Total - Revenue		421	386	398
Connection and reconnection charges [member]
Disclosure of information about activities subject to rate regulation [line items]
Total - Revenue		53	119	154
Subtotal Other services [member]
Disclosure of information about activities subject to rate regulation [line items]
Total - Revenue		$ 474	$ 505	$ 552
Energy purchase [member]
Disclosure of information about activities subject to rate regulation [line items]
Sale of energy | MWh	[1]	25,124,000	24,960,000	25,906,000
Total - Revenue	[1]	$ (57,930)	$ (77,649)	$ (66,721)

[1]	As of December 31, 2020, 2019 and 2018, includes technical and non-technical energy losses for 4,945 GWh, 4,986 GWh and 4,734 GWh, respectively.